Shareholder Report, Line Graph (Details) 197260_Pzena International Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)						12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Jun. 28, 2021	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value	$ 1,223,176	$ 1,028,142	$ 972,221	$ 967,068	$ 1,000,000	$ 1,731,918
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Accumulated Value	1,140,081	1,048,156	916,132	945,866	1,000,000	$ 1,534,931
MSCI EAFE VALUE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE VALUE Net (USD)
Accumulated Value	$ 1,280,590	$ 1,112,727	$ 992,405	$ 986,358	$ 1,000,000	$ 1,870,773